Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Equity [Abstract]
Profit (loss)	[1]	€ 3,323	[2],[3]	€ 1,195	[3],[4]	€ 1,173	[4]
Profit (loss) from discontinued operations	[1]	2,711	[2],[3]	196	[4],[5]	183	[4],[5]
Profit (loss) from continuing operations	[5]	612	[2]	999	[2]	990
Income from continuing operations attributable to non-controlling interests	[2],[3]	(4)		(8)
Income from continuing operations attributable to owners of parent	[2],[3]	608		991
Amortization of acquired intangible assets	[4]	322	[3]	377	[3]	344
Impairment loss recognised in profit or loss, goodwill		15	[2],[3]	144	[3],[4]	97	[4]
Restructuring and acquisition-related charges		95	[2],[3]	195	[3],[4]	310	[4]
Other items		1,069	[2],[3]	299	[3],[4]	153	[4]
Net finance expenses	[2],[3]	(84)		(125)
Tax impact of adjusted items	[2],[3]	(527)		(285)
Adjusted Income from continuing operations attributable to shareholders	[2],[3]	€ 1,497		€ 1,594		€ 1,622

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.